Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (784,493)	$ (935,250)	$ (1,820,528)	$ (2,660,566)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	15,000			138,948
Stock option, stock warrants and restricted stock expense				2,408
Foreign currency transaction gain	75,698	(21,198)	(22,080)	(5,885)
Depreciation expense		248	297	1,665
Allowance on refundable advance deposit			120,958
Amortization of debt discounts	133,644	164,904	294,005	202,952
Amortization of right-of-use assets	9,866	10,871	21,359	21,266
Change in fair value of derivative liabilities	(66,368)	(302,158)	(316,537)	530,330
Derivative expense	35,741	123,379	141,012
Gain on extinguishment of debt, net	30,078	(34,099)	(54,565)	(25,969)
Gain from settlement of accounts payable				(17,499)
Non-cash interest expense	4,582	1,597	3,832	1,838
Accretion of put premium		234,615	279,711	232,674
Changes in Assets and Liabilities:
GST receivable	752	(977)	(71)	(610)
Prepaid expenses and other assets	(80)	(5,877)	4,746	2,182
Refundable advance deposit		(123,127)	(120,958)
Deferred offering costs	(25,000)		(25,000)
Accounts payable	102,374	169,359	242,408	80,975
Employee benefit liability	20,666	23,897	49,196	186,912
Accrued expenses and other payables	166,993	96,924	209,962	130,511
Accrued interest	49,350	35,323	78,733	92,474
Operating lease liability	(10,589)	(10,773)	(21,598)	(19,857)
NET CASH USED IN OPERATING ACTIVITIES	(241,786)	(572,342)	(935,118)	(1,105,251)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	80,000	477,500	567,050	590,250
Repayment of convertible note		(142,909)	(142,909)
Proceeds from the sale of common stock			23,057	24,711
Repayment of notes	(98,400)
Proceeds from note payable	35,000	120,000	190,000
Proceeds from loans payable			79,811
Proceeds from loans payable - related party	278,915	169,685	224,885
Collection of subscription receivable				23,758
Proceeds from the exercise of warrants				475,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	295,515	624,276	941,894	1,113,719
Effect of exchange rate changes on cash	(60,181)	9,669	4,262	(2,488)
NET INCREASE IN CASH	(6,452)	61,603	11,038	5,980
CASH AT BEGINNING OF YEAR	21,085	10,047	10,047	4,067
CASH AT END OF YEAR	14,633	71,650	21,085	10,047
Supplemental Disclosure of Cash Flow Information
Interest	17,599	6,189	9,491	2,883
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subscription receivable		8,822
Reduction of put premium related to conversions of convertible notes	9,336	87,305	246,254	411,111
Conversion of convertible notes and accrued interest to common stock	71,836	203,365	560,483	1,016,285
Debt discounts related to derivative liability	80,000	125,000	150,000	93,668
Relative fair value of warrant granted in connection with a loan payable - related party		141,084	141,084
Deemed dividend upon alternate cashless exercise of warrants		$ 177,160	192,960	466,273
Warrant grant for settlement of accounts payable				37,500
Warrants issued for accrued services				$ 5,551